Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total		Share capital	Share premium		Treasury shares		Retained earnings	Other comprehensive income recognized directly in equity, net of tax [1]	of which: foreign currency translation	of which: financial assets at fair value through other comprehensive income	of which: cash flow hedges	Total equity attributable to shareholders	Non-controlling interests	UBS AG		UBS AG Share capital	UBS AG Share premium	UBS AG Retained earnings	UBS AG Other comprehensive income recognized directly in equity, net of tax [1]	UBS AG of which: foreign currency translation	UBS AG of which: financial assets at fair value through other comprehensive income	UBS AG of which: cash flow hedges	UBS AG Total equity attributable to shareholders	UBS AG Preferred noteholders	UBS AG Non-controlling interests
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2015	$ 57,328		$ 338	$ 28,966		$ (1,806)		$ 22,672	$ 5,166	$ 3,360	$ 171	$ 1,635	$ 55,336	$ 1,992	$ 57,264		$ 338	$ 27,126	$ 22,664	$ 5,144	$ 3,337	$ 171	$ 1,635	$ 55,272	$ 1,951	$ 41
Issuance of share capital	0												0		0									0
Acquisition of treasury shares	(1,444)					(1,444)	[2]						(1,444)
Delivery of treasury shares under share-based compensation plans	124			(716)		840							124
Other disposal of treasury shares	47			(2)		49	[2]						47
Premium on shares issued and warrants exercised	5			5									5		4			4						4
Share-based compensation expensed in the income statement	872			872									872
Tax (expense) / benefit	29			29									29		26			26						26
Dividends	(3,326)			(3,241)	[3]								(3,241)	(85)	(3,674)				(3,589)					(3,589)	(80)	(5)
Preferred notes	(1,299)												0	(1,299)	(1,299)									0	(1,299)
Translation effects recognized directly in retained earnings	0							13	(13)		(17)	4	0		0				13	(13)		(17)	4	0
New consolidations / (deconsolidations) and other increases / (decreases)	0			45				(45)					0	0	(2)			(2)						(2)		0
Total comprehensive income for the year	1,251							2,389	(1,200)	(458)	(58)	(684)	1,189	62	1,308				2,392	(1,146)	(404)	(58)	(684)	1,246	59	3
of which: net profit / (loss)	3,432	[4],[5]						3,348					3,348	84	3,435	[4],[5]			3,351					3,351	80	4
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(1,200)								(1,200)	(458)	(58)	(684)	(1,200)		(1,146)					(1,146)	(404)	(58)	(684)	(1,146)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	(829)							(829)					(829)		(829)				(829)					(829)
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(130)							(130)					(130)		(130)				(130)					(130)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(22)												0	(22)	(22)									0	(21)	(1)
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2016	53,586		338	25,958		(2,362)		25,029	3,953	2,901	96	955	52,916	670	53,627		338	27,154	21,480	3,985	2,933	96	955	52,957	631	39
Issuance of share capital	0												0		0									0
Acquisition of treasury shares	(908)					(908)	[2]						(908)
Delivery of treasury shares under share-based compensation plans	115			(879)		994							115
Other disposal of treasury shares	67			1		66	[2]						67
Premium on shares issued and warrants exercised	19			19									19		6			6						6
Share-based compensation expensed in the income statement	735			735									735
Tax (expense) / benefit	21			21									21		16			16						16
Dividends	(2,337)			(2,259)	[3]								(2,259)	(77)	(2,297)			(2,219)						(2,219)	(73)	(4)
Preferred notes	(878)												0	(878)	(878)									0	(878)
Translation effects recognized directly in retained earnings	0							(46)	46		7	39	0		0				(46)	46		7	39	0
New consolidations / (deconsolidations) and other increases / (decreases)	18			1									1	17	(306)			(324)						(324)		18
Total comprehensive income for the year	2,113							949	838	1,564	(91)	(635)	1,787	326	1,878				755	797	1,522	(91)	(635)	1,552	320	6
of which: net profit / (loss)	1,046	[4],[5]						969					969	77	834	[4],[5]			758					758	73	4
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	838								838	1,564	(91)	(635)	838		797					797	1,522	(91)	(635)	797
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	296							296					296		314				314					314
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	(317)							(317)					(317)		(317)				(317)					(317)
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	250												0	250	250									0	247	2
Balance at Dec. 31, 2017	52,554														52,046
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	52,554		338	23,598		(2,210)		25,932	4,838	4,466	13	360	52,495	59	52,046		338	24,633	22,189	4,828	4,455	13	360	51,987	0	59
Effect of adoption of IFRS 9	(591)							(518)	(74)		(74)		(591)		(591)				(518)	(74)		(74)		(591)
Effect of adoption of IFRS 15	(25)							(25)					(25)		(25)				(25)					(25)
Balance at Jan. 01, 2018	51,938		338	23,598		(2,210)		25,389	4,764	4,466	(61)	360	51,879	59	51,429		338	24,633	21,646	4,754	4,455	(61)	360	51,370	0	59
Balance before the adoption of IFRS 9 and IFRS 15 at Dec. 31, 2017	52,554		338	23,598		(2,210)		25,932	4,838	4,466	13	360	52,495	59	52,046		338	24,633	22,189	4,828	4,455	13	360	51,987	0	59
Effect of adoption of IFRS 9															(591)				(518)	(74)		(74)		(591)
Effect of adoption of IFRS 15															(25)				(25)					(25)
Balance at Dec. 31, 2017	52,554														52,046
Issuance of share capital	0		0										0		0									0
Acquisition of treasury shares	(1,608)					(1,608)	[2]						(1,608)
Delivery of treasury shares under share-based compensation plans	128			(1,009)		1,137							128
Other disposal of treasury shares	50					50	[2]						50
Premium on shares issued and warrants exercised	22			22									22		34			34						34
Share-based compensation expensed in the income statement	676			676									676
Tax (expense) / benefit	4			4									4		(5)			(5)						(5)
Dividends	(2,450)			(2,440)	[3]								(2,440)	(10)	(3,108)				(3,098)					(3,098)		(10)
Preferred notes	0												0
Translation effects recognized directly in retained earnings	0							(21)	21		3	18	0		0				(21)	21		3	18
New consolidations / (deconsolidations) and other increases / (decreases)	115			(7)									(7)	122	115			(7)						(7)		122
Total comprehensive income for the year	4,231							5,080	(855)	(541)	(45)	(269)	4,225	5	3,967				4,790	(829)	(515)	(45)	(269)	3,961	0	5
of which: net profit / (loss)	4,522	[4],[5]						4,516					4,516	7	4,113	[4],[5]			4,107					4,107	0	7
of which: other comprehensive income (OCI) that may be reclassified to the income statement, net of tax	(855)								(855)	(541)	(45)	(269)	(855)		(829)					(829)	(515)	(45)	(269)	(829)
of which: OCI that will not be reclassified to the income statement, net of tax - defined benefit plans	56							56					56		175				175					175
of which: OCI that will not be reclassified to the income statement, net of tax - own credit	509							509					509		509				509					509
of which: OCI that will not be reclassified to the income statement, net of tax - foreign currency translation	(1)												0	(1)	(1)									0		(1)
Balance at Dec. 31, 2018	$ 53,103		$ 338	$ 20,843		$ (2,631)		$ 30,448	$ 3,930	$ 3,924	$ (103)	$ 109	$ 52,928	$ 176	$ 52,432		$ 338	$ 24,655	$ 23,317	$ 3,946	$ 3,940	$ (103)	$ 109	$ 52,256	$ 0	$ 176

[1]	Excludes defined benefit plans and own credit that are recorded directly in Retained earnings
[2]
Includes treasury shares acquired and disposed of by the Investment Bank in its capacity as a market-maker in UBS shares and related derivatives and to hedge certain issued structured debt instruments. These acquisitions and disposals are reported based on the sum of the net monthly movements.

[3]
Reflects the payment of an ordinary cash dividend of CHF 0.65 (2017: CHF 0.60 ordinary cash dividend; 2016: CHF 0.60 ordinary cash dividend and CHF 0.25 special cash dividend) per dividend-bearing share out of the capital contribution reserve.

[4]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes
[5]
Upon adoption of IFRS 9 on 1 January 2018, cash flows from certain financial assets previously classified as available-for-sale assets have been reclassified from investing to operating activities as the assets are accounted for at fair value through profit or loss effective 1 January 2018. Refer to Note 1c for more information